Business Activities (Details) $ in Millions	3 Months Ended
Mar. 31, 2018 USD ($)
Evolve [Member]
Business Acquisition [Line Items]
Non-cash Charges	$ 1.6
Share losses of associated companies due to the write-off of in-process research and development project	5.0
Eden Prairie [Member]
Business Acquisition [Line Items]
Total consideration	3.7
Gain on sale of facility	$ 1.6